Trade and other receivables (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance at the beginning of the year	₨ 1,172	₨ 952
Adjustment on account of transition to IFRS 9	0	89
Adjusted balance at the beginning of the year	1,172	1,041
Provision made during the year, net of reversals	154	371
Trade and other receivables written off & exchange differences	(124)	(240)
Balance at the end of the year	₨ 1,202	₨ 1,172